INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Deferred tax assets, valuation allowance			$ 7,324,000
Income tax expense benefit		$ 527,000	709,000	$ (1,611,000)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 16,140,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			80.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research			$ 200
Tax credit carry forward expiration year			2042
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 6,747,000